BANK BORROWINGS (Details Narrative) $ in Millions	12 Months Ended
Dec. 31, 2024 SGD ($)
Short-Term Debt [Line Items]
Short term credit facilities granted	$ 23.5
Term Loans [Member]
Short-Term Debt [Line Items]
Annual interest rate	3.00%
Term of repayments	5 years